CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Millions	Total	Share capital	Additional paid-in capital	Contributed surplus	Retained earnings / (Accumulated deficit)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2022		32,152,857
Equity at beginning of period at Dec. 31, 2022	$ 90.4	$ 32.2	$ 61.2	$ 0.0	$ (3.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		11,747,143
Issuance of common shares	67.6	$ 11.7	55.9
Equity issuance costs	(5.8)		(5.8)
Share based compensation	0.5		0.5
Net income	1.5				1.5
Outstanding shares at end of period (in shares) at Dec. 31, 2023		43,900,000
Equity at end of period at Dec. 31, 2023	154.2	$ 43.9	111.8	0.0	(1.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer to contributed surplus	0.0		(97.9)	97.9
Cash distributions	(21.1)			(21.1)
Share based compensation	0.5		0.5
Net income	$ 21.1				21.1
Outstanding shares at end of period (in shares) at Dec. 31, 2024	43,900,000	43,900,000
Equity at end of period at Dec. 31, 2024	$ 154.7	$ 43.9	14.4	76.8	19.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		2,750,000
Issuance of common shares	15.8	$ 2.8	13.0
Equity issuance costs	(0.3)		(0.3)
Cash distributions	(26.5)			(26.5)
Share based compensation	0.3		0.3
Net income	$ 17.7				17.7
Outstanding shares at end of period (in shares) at Dec. 31, 2025	46,650,000	46,650,000
Equity at end of period at Dec. 31, 2025	$ 161.7	$ 46.7	$ 27.4	$ 50.3	$ 37.3